Equity-accounted Investments in Multi-family Rental Properties - Narrative (Details) - property	Dec. 31, 2021	Mar. 31, 2021
592 Sherbourne LP (The Selby)
Disclosure of joint ventures [line items]
Number of multi-family rental properties	1
Tricon US Multi-Family REIT LLC
Disclosure of joint ventures [line items]
Number of multi-family rental properties	23	23